Earnings per Common Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
A reconciliation of the numerators and denominators of the basic earnings per common share and diluted earnings per common share computations for 2013 and 2012 is presented below.
	2013	2012
Basic earnings per common share:
Net income available to common stockholders	$7,117,709	$6,852,915
Weighted-average common shares outstanding	2,841,990	2,839,719
Basic earnings per common share	$2.50	$2.41

Diluted earnings per common share:
Net income available to common stockholders	$7,117,709	$6,852,915
Weighted-average common shares outstanding	2,841,990	2,839,719
Weighted-average common and dilutive potential common shares outstanding	2,841,990	2,839,719
Diluted earnings per common share	$2.50	$2.41